Notes to consolidated statement of profit and loss and other comprehensive income - Segment reporting (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 21,482	$ 21,482	€ 36,415	€ 14,713
Non-current assets	6,015		4,104	3,979
Netherlands
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	470		628	548
Germany
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers				311
Denmark
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	1,136		6,240	3,066
Switzerland
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	912		2,486	3,315
United States
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers			1	47
Luxembourg
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 18,964		€ 27,060	€ 7,426